Restricted Cash	12 Months Ended
Dec. 31, 2019
Cash And Cash Equivalents [Abstract]
Restricted Cash
3.	Restricted Cash

As of December 31, 2019, the balance of $3,160 (December 31, 2018 –$nil) represents cash collateral held as a guarantee relating to an EPI (Expanded Program on Immunization) sales contract, which is restricted until December 2020.